Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 14 — Subsequent Events

On August 6, 2012, the Company entered into a non-binding memorandum of understanding (“MOU”), whereby it will acquire the right to 100% of the profit interest of Bao Li Gaming Promotion Limited (“BLGP”), a Macau-based VIP room gaming promoter that currently operates one room with five tables at City of Dreams Macau. The total consideration for BLGP is expected to be approximately US$15 million for 100% of BLGP’s profit interest. Additionally, if BLGP’s Rolling Chip Turnover is at least US$2.5 billion (“Earnout Threshold”) in each of the three years ending December 31, 2013, 2014 and 2015, its shareholders would receive US$13 million and 625,000 ordinary shares of AERL each year. BLGP’s stockholders can receive additional incentives of US$130,000 and 6,250 ordinary shares of AERL for each incremental US$25 million in Rolling Chip Turnover above the Earnout Threshold up to a maximum of $13,000,000 and 625,000 ordinary shares. Until December 31, 2015, BLGP’s promoter, Kan Kuong Lou, would provide a personal guarantee for any bad loans associated with BLGP’s operations. Subject to due diligence and customary closing conditions, the Company expects to close the transaction by September 30, 2012.